6. MINERAL PROPERTY INTERESTS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Exploration costs	$ 5,160,910	$ 9,054,887	$ 6,102,992
US [Member]
Exploration costs	3,507,357	7,066,997	3,940,264
Mongolia [Member]
Exploration costs	1,488,452	1,672,341	1,355,493
Other
Exploration costs	$ 165,101	$ 315,549	$ 807,235